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               U.S. SECURITIES AND EXCHANGE COMMISSION
                       WASHINGTON, DC  20549
                            FORM 24F-2
              AMENDED* ANNUAL NOTICE OF SECURITIES SOLD
                      PURSUANT TO RULE 24F-2

1.  NAME AND ADDRESS OF ISSUER:

       Northstar Advantage Trust
       Two Pickwick Plaza
       Greenwich, Connecticut  06830

2.  NAME OF EACH SERIES OR CLASS OF FUNDS FOR WHICH THIS NOTICE IS FILED:

Northstar Advantage Multi-Sector Bond Fund - Class A, Class B and Class C
    shares.
Northstar Advantage High Total Return Fund - Class A, Class B and Class C
    shares.
Northstar Advantage Income and Growth Fund - Class A, Class B and Class C shares.

3.  INVESTMENT COMPANY ACT FILE NUMBER:  811-7978
    SECURITIES ACT FILE NUMBER: 33-7978

4.  LAST DAY OF FISCAL YEAR FOR WHICH THIS NOTICE IS FILED:

     October 31, 1995

5. CHECK BOX IF NOTICE IS BEING FILED MORE THAN 180 DAYS AFTER THE CLOSE OF THE ISSUER'S FISCAL YEAR FOR PURPOSES OF REPORTING SECURITIES SOLD AFTER THE CLOSE OF THE FISCAL YEAR BUT BEFORE TERMINATION OF THE ISSUER'S 24F-2 DECLARATION:

                               [ ]

6.  DATE OF  TERMINATION OF ISSUER'S DECLARATION UNDER RULE 24F-2(A)(1), IF
APPLICABLE:

7. NUMBER AND AMOUNT OF SECURITIES OF THE SAME CLASS OR SERIES WHICH HAD BEEN REGISTERED UNDER THE SECURITIES ACT OF 1933 OTHER THAN PURSUANT TO RULE 24F-2 IN A PRIOR FISCAL YEAR, BUT WHICH REMAINED UNSOLD AT THE BEGINNING OF THE FISCAL
YEAR:

        None.

8. NUMBER AND AMOUNT OF SECURITIES REGISTERED DURING THE FISCAL YEAR OTHER THAN PURSUANT TO RULE 24F-2:

        None.

9.  NUMBER AND AGGREGATE SALE PRICE OF SECURITIES SOLD DURING THE FISCAL YEAR:

        40,041,552                 $222,060,262

10. NUMBER AND AGGREGATE SALE PRICE OF SECURITIES SOLD DURING THE FISCAL YEAR IN RELIANCE UPON REGISTRATION PURSUANT TO RULE 24F-2:

        40,041,552                 $222,060,262

11. NUMBER AND AGGREGATE SALE PRICE OF SECURITIES ISSUED DURING THE FISCAL YEAR IN CONNECTION WITH DIVIDEND REINVESTMENT PLANS, IF APPLICABLE:

         1,711,236                   $9,243,371

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12.  CALCULATION OF REGISTRATION FEE:

     (I) AGGREGATE SALE PRICE OF SECURITIES SOLD
         DURING THE FISCAL YEAR IN RELIANCE ON
         RULE 24F-2 (FROM ITEM 10):                         $222,060,262
                                                           -------------

    (II) AGGREGATE PRICE OF SHARES ISSUED IN
         CONNECTION WITH DIVIDEND REINVESTMENT PLANS
         (FROM ITEM 11):                                     +9,243,371
                                                          -------------

   (III) AGGREGATE PRICE OF SHARES REDEEMED OR
         REPURCHASED DURING THE FISCAL YEAR:                -93,798,418
                                                          -------------

    (IV) AGGREGATE PRICE OF SHARES REDEEMED OR
         REPURCHASED AND PREVIOUSLY APPLIED AS A
         REDUCTION TO FILING FEES PURSUANT TO
         RULE 24E-2:                                        +0
                                                          -------------

     (V) NET AGGREGATE PRICE OF SECURITIES SOLD
         AND ISSUED DURING THE FISCAL YEAR IN RELIANCE
         ON RULE 24F-2 [LINE (I), PLUS LINE (III),
         LESS LINE (III), PLUS LINE (IV)]:                  137,505,215
                                                          -------------

    (VI) MULTIPLIER PRESCRIBED BY SECTION 6(B)
         OF THE SECURITIES ACT OF 1933 OR OTHER
         APPLICABLE LAW OR REGULATION:                      X.000344827  *
                                                          -------------

   (VII) FEE DUE [LINE (I) OR LINE (V)
         MULTIPLIED BY LINE (VII)]:                          $47,415.51  *
                                                          -------------

13. CHECK BOX IF FEES ARE BEING REMITTED TO THE COMMISSION'S LOCKBOX DEPOSITORY AS DESCRIBED IN SECTION 3A OF THE COMMISSION'S RULES OF INFORMAL AND OTHER PROCEDURES.

                                [X]

     DATE OF MAILING OR WIRE TRANSFER OF FILING FEES TO THE COMMISSION'S LOCKBOX DEPOSITORY: DECEMBER 4, 1995


                           SIGNATURES

THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSON ON BEHALF OF THE ISSUER AND IN THE CAPACITIES AND ON THE DATE INDICATED.

By: /s/  Lisa M. Hurley          Date: December 7, 1995*
    -------------------               -----------------
        Signature



   Lisa M. Hurley, Vice President
   ------------------------------
          Name and Title